Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule of related parties

	2021	2020
Salaries and other short-term employee benefits	10.8	10.9
Share-based payments	4.7	3.5
	15.5	14.4

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2021	2020
Retainers and fees	1.5	1.1
Share-based payments	0.4	0.6
	1.9	1.7